Income Taxes - Schedule of Net Deferred Tax Assets (Details) - USD ($)	Jun. 30, 2015	Jun. 30, 2014
Income Taxes - Schedule Of Net Deferred Tax Assets Details
Net operating loss carry-forward	$ 502,178
Basis differences on marketable securities	45,448
Total, deferred noncurrent tax asset	547,626
Value of warrants recorded as loan discount	110,274
Total deferred noncurrent tax liabilities	110,274
Valuation allowance	$ (437,352)
Total